UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Financial Industries Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
5	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
35	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       2

Portfolio summary

INDUSTRY COMPOSITION AS OF 4/30/19 (%)

TOP 10 HOLDINGS AS OF 4/30/19 (%)

JPMorgan Chase & Co.	3.3
Bank of America Corp.	3.2
U.S. Bancorp	2.8
Berkshire Hathaway, Inc., Class B	2.8
Aon PLC	2.8
Citizens Financial Group, Inc.	2.6
American Express Company	2.6
Lincoln National Corp.	2.5
SunTrust Banks, Inc.	2.5
Zions Bancorp NA	2.5
TOTAL	27.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       3

COUNTRY COMPOSITION AS OF 4/30/19 (%)

United States	84.1
United Kingdom	5.4
Bermuda	2.2
Spain	1.7
Switzerland	1.6
France	1.3
Norway	1.2
Other countries	2.5
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-4.22	6.39	11.96	1.10	36.29	209.45
Class B	-4.60	6.39	11.88	1.08	36.33	207.15
Class C	-0.93	6.72	11.73	5.01	38.43	203.12
Class I1,2	1.04	7.64	12.61	6.58	44.50	227.97
Class R6[1,2]	1.15	7.63	12.60	6.64	44.41	227.77
Class NAV[1,2]	1.17	7.94	12.81	6.66	46.51	233.66
Index 1†	4.29	11.63	14.37	7.93	73.38	283.09
Index 2†	13.49	11.63	15.32	9.76	73.32	316.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Gross (%)	1.25	1.95	1.95	0.96	0.85	0.84
Net (%)	1.24	1.94	1.94	0.95	0.84	0.83

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-09	30,715	30,715	38,309	41,602
Class C3	4-30-09	30,312	30,312	38,309	41,602
Class I1,2	4-30-09	32,797	32,797	38,309	41,602
Class R6[1,2]	4-30-09	32,777	32,777	38,309	41,602
Class NAV[1,2]	4-30-09	33,366	33,366	38,309	41,602

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class I, Class R6, and Class NAV shares were first offered on 9/9/16, 8/30/17, and 7/12/13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.30	$6.24	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class B	Actual expenses/actual returns	1,000.00	1,060.10	9.96	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class C	Actual expenses/actual returns	1,000.00	1,060.00	9.96	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,065.80	4.92	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R6	Actual expenses/actual returns	1,000.00	1,066.40	4.36	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,066.60	4.30	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 95.0%		$715,606,780
(Cost $504,669,501)
Consumer discretionary 0.7%		5,105,109
Hotels, restaurants and leisure 0.7%
Marriott International, Inc., Class A	37,422	5,105,109
Financials 86.5%		651,679,186
Banks 51.9%
1st Source Corp.	92,325	4,323,580
American Business Bank (A)	105,887	3,838,414
Ameris Bancorp	193,657	7,060,734
Bank of America Corp.	786,777	24,059,641
Bank of Marin Bancorp	109,435	4,634,572
Bankinter SA	1,114,479	8,908,250
Baycom Corp. (A)	74,508	1,717,409
BOK Financial Corp.	101,813	8,871,985
Business First Bancshares, Inc.	42,411	1,079,360
Cadence Bancorp	166,375	3,785,031
California Bancorp, Inc. (A)	20,537	380,448
California Bancorp, Inc. (A)	22,821	433,599
Cambridge Bancorp	11,658	977,523
Chemical Financial Corp.	158,259	6,952,318
Citigroup, Inc.	224,269	15,855,818
Citizens Financial Group, Inc.	544,993	19,728,747
Coastal Financial Corp. (A)	88,497	1,411,527
Columbia Banking System, Inc.	246,689	9,260,705
Comerica, Inc.	230,355	18,103,599
DNB ASA	382,764	7,360,246
Equity Bancshares, Inc., Class A (A)	93,837	2,464,160
Evans Bancorp, Inc.	69,316	2,546,670
First Business Financial Services, Inc.	130,771	3,011,656
First Horizon National Corp.	405,124	6,113,321
First Merchants Corp.	193,585	7,098,762
Flushing Financial Corp.	196,004	4,429,690
German American Bancorp, Inc.	12,843	383,364
Glacier Bancorp, Inc.	107,821	4,592,096
Heritage Commerce Corp.	227,494	2,848,225
Heritage Financial Corp.	102,690	3,108,426
JPMorgan Chase & Co.	212,908	24,707,973
KeyCorp	732,157	12,849,355
Level One Bancorp, Inc.	66,691	1,651,936
M&T Bank Corp.	77,796	13,230,766
Nicolet Bankshares, Inc. (A)	34,751	2,121,549
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Nordea Bank ABP	643,094	$5,059,446
Pacific Premier Bancorp, Inc.	74,851	2,175,919
PacWest Bancorp	221,812	8,772,665
Pinnacle Financial Partners, Inc.	129,652	7,528,892
Regions Financial Corp.	1,045,859	16,242,190
Southern First Bancshares, Inc. (A)	45,587	1,678,057
Stock Yards Bancorp, Inc.	77,647	2,667,174
SunTrust Banks, Inc.	287,478	18,824,059
SVB Financial Group (A)	73,357	18,465,424
The First Bancshares, Inc.	60,906	1,880,777
TriCo Bancshares	201,668	8,048,570
U.S. Bancorp	398,177	21,230,798
Unicaja Banco SA (B)	3,368,317	3,881,432
Union Bankshares Corp.	257,772	9,408,678
Western Alliance Bancorp (A)	139,650	6,672,477
Zions Bancorp NA	375,757	18,536,093
Capital markets 7.5%
Ares Management Corp., Class A	515,724	12,609,452
Close Brothers Group PLC	384,030	7,786,161
E*TRADE Financial Corp.	208,013	10,537,939
KKR & Company, Inc., Class A	500,419	12,235,245
The Blackstone Group LP (C)	333,728	13,168,907
Consumer finance 4.1%
American Express Company	163,986	19,224,079
Discover Financial Services	144,910	11,808,716
Diversified financial services 5.2%
Berkshire Hathaway, Inc., Class B (A)	97,653	21,162,382
Eurazeo SE	77,182	6,057,610
Voya Financial, Inc.	218,501	11,993,520
Insurance 16.4%
Aon PLC	115,549	20,814,997
Arthur J. Gallagher & Company	151,687	12,684,067
Assured Guaranty, Ltd.	347,301	16,566,258
Chubb, Ltd.	83,242	12,086,738
Gjensidige Forsikring ASA	84,519	1,643,548
Kinsale Capital Group, Inc.	179,668	13,043,897
Lincoln National Corp.	285,639	19,057,834
Palomar Holdings, Inc. (A)	162,863	3,254,003
The Hanover Insurance Group, Inc.	96,822	11,677,701
Willis Towers Watson PLC	68,110	12,555,397
Thrifts and mortgage finance 1.4%
OP Bancorp	129,020	1,215,368
10	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Provident Financial Services, Inc.	200,114	$5,307,023
United Community Financial Corp.	457,572	4,214,238
Information technology 3.7%		27,647,705
IT services 3.7%
EVERTEC, Inc.	115,485	3,615,835
Visa, Inc., Class A	70,209	11,544,466
WEX, Inc. (A)	59,379	12,487,404
Real estate 4.1%		31,174,780
Equity real estate investment trusts 3.5%
Nippon Prologis REIT, Inc.	2,455	5,272,051
Park Hotels & Resorts, Inc.	112,289	3,602,231
Prologis, Inc.	178,136	13,657,687
Rexford Industrial Realty, Inc.	109,931	4,165,286
Real estate management and development 0.6%
VGP NV	51,192	4,477,525

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.5%				$3,997,364
(Cost $3,670,000)
Financials 0.5%				3,997,364
Insurance 0.5%
AXA SA (B)	7.250	05-15-21	3,670,000	3,997,364

	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$369,600
(Cost $369,600)
John Hancock Collateral Trust (D)	2.5189(E)	36,933	369,600

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$16,657,000
(Cost $16,657,000)
U.S. Government Agency 0.5%				3,626,000
Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	1,422,000	1,422,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	2,204,000	2,204,000

	Par value^	Value
Repurchase agreement 1.7%		13,031,000
Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $12,791,959 on 5-1-19, collateralized by $12,920,491 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $13,047,885, including interest)	12,791,000	12,791,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	11

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $240,009 on 5-1-19, collateralized by $245,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $248,585, including interest)	240,000	240,000

Total investments (Cost $525,366,101) 97.8%	$736,630,744
Other assets and liabilities, net 2.2%	16,827,010
Total net assets 100.0%	$753,457,754

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
12	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	590,000	USD	666,972	CITI	6/19/2019	—	$(2,525)
GBP	190,000	USD	250,056	SSB	6/19/2019	—	(1,663)
JPY	37,040,000	USD	332,476	GSI	6/19/2019	$1,344	—
JPY	27,000,000	USD	243,448	TD	6/19/2019	—	(113)
NOK	4,560,000	USD	527,051	TD	6/19/2019	2,491	—
SEK	2,560,000	USD	273,709	CITI	6/19/2019	—	(3,126)
SEK	11,450,000	USD	1,239,999	MSCS	6/19/2019	—	(29,776)
SEK	4,760,000	USD	517,627	SSB	6/19/2019	—	(14,513)
USD	25,612,778	EUR	22,413,773	JPM	6/19/2019	370,791	—
USD	8,211,470	GBP	6,220,000	JPM	6/19/2019	79,887	—
USD	5,857,938	JPY	650,780,000	TD	6/19/2019	—	(7,159)
USD	9,766,146	NOK	84,340,000	CITI	6/19/2019	—	(28,046)
USD	7,467,445	SEK	69,090,000	MSCS	6/19/2019	164,889	—
						$619,402	$(86,921)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services, Inc.
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $526,936,167. Net unrealized appreciation aggregated to $210,227,058, of which $218,204,971 related to gross unrealized appreciation and $7,977,913 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $524,996,501) including $356,488 of securities loaned	$736,261,144
Affiliated investments, at value (Cost $369,600)	369,600
Total investments, at value (Cost $525,366,101)	736,630,744
Unrealized appreciation on forward foreign currency contracts	619,402
Cash	142
Foreign currency, at value (Cost $238)	238
Dividends and interest receivable	1,381,206
Receivable for fund shares sold	257,151
Receivable for investments sold	17,298,357
Receivable for securities lending income	36,267
Other assets	79,368
Total assets	756,302,875
Liabilities
Unrealized depreciation on forward foreign currency contracts	86,921
Payable for investments purchased	1,514,465
Payable for fund shares repurchased	541,779
Payable upon return of securities loaned	369,600
Payable to affiliates
Accounting and legal services fees	53,563
Transfer agent fees	31,952
Distribution and service fees	86,441
Trustees' fees	692
Other liabilities and accrued expenses	159,708
Total liabilities	2,845,121
Net assets	$753,457,754
Net assets consist of
Paid-in capital	$514,546,853
Total distributable earnings (loss)	238,910,901
Net assets	$753,457,754

14	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($267,398,002 ÷ 14,237,458 shares)[1]	$18.78
Class B ($2,128,398 ÷ 125,797 shares)[1]	$16.92
Class C ($27,317,538 ÷ 1,611,365 shares)[1]	$16.95
Class I ($46,545,600 ÷ 2,482,552 shares)	$18.75
Class R6 ($970,497 ÷ 51,753 shares)	$18.75
Class NAV ($409,097,719 ÷ 21,822,520 shares)	$18.75
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.77

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$9,695,060
Interest	320,632
Securities lending	50,977
Less foreign taxes withheld	(232,256)
Total investment income	9,834,413
Expenses
Investment management fees	2,957,403
Distribution and service fees	498,417
Accounting and legal services fees	92,693
Transfer agent fees	189,887
Trustees' fees	7,778
Custodian fees	55,221
State registration fees	44,653
Printing and postage	34,757
Professional fees	31,234
Other	17,600
Total expenses	3,929,643
Less expense reductions	(28,204)
Net expenses	3,901,439
Net investment income	5,932,974
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	24,264,258
Affiliated investments	(1,915)
Forward foreign currency contracts	2,212,396
26,474,739
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	17,621,741
Affiliated investments	3,448
Forward foreign currency contracts	(965,874)
16,659,315
Net realized and unrealized gain	43,134,054
Increase in net assets from operations	$49,067,028

16	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$5,932,974	$10,321,492
Net realized gain	26,474,739	49,265,004
Change in net unrealized appreciation (depreciation)	16,659,315	(75,179,106)
Increase (decrease) in net assets resulting from operations	49,067,028	(15,592,610)
Distributions to shareholders
From net investment income and net realized gain
Class A	(17,349,478)	(26,425,077)
Class B	(166,006)	(327,713)
Class C	(1,778,605)	(3,263,033)
Class I	(2,763,867)	(3,438,695)
Class R6	(28,654)	(4,416)
Class NAV	(30,649,755)	(42,371,017)
Total distributions	(52,736,365)	(75,829,951)
From fund share transactions	(58,252,109)	(54,165,908)
Total decrease	(61,921,446)	(145,588,469)
Net assets
Beginning of period	815,379,200	960,967,669
End of period	$753,457,754	$815,379,200
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$18.97	$21.12	$16.97	$17.30	$17.28	$15.64
Net investment income[2]	0.12	0.19	0.34	0.21	0.19	0.16
Net realized and unrealized gain (loss) on investments	0.90	(0.69)	5.11	(0.38)	(0.08)	1.53
Total from investment operations	1.02	(0.50)	5.45	(0.17)	0.11	1.69
Less distributions
From net investment income	(0.13)	(0.43)	(0.15)	(0.16)	(0.09)	(0.05)
From net realized gain	(1.08)	(1.22)	(1.15)	—	—	—
Total distributions	(1.21)	(1.65)	(1.30)	(0.16)	(0.09)	(0.05)
Net asset value, end of period	$18.78	$18.97	$21.12	$16.97	$17.30	$17.28
Total return (%)[3,4]	6.43 [5]	(2.78)	32.93	(1.01)	0.67	10.84
Ratios and supplemental data
Net assets, end of period (in millions)	$267	$278	$343	$272	$335	$322
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23 [6]	1.22	1.21	1.26	1.24	1.29
Expenses including reductions	1.22 [6]	1.21	1.20	1.25	1.24	1.29
Net investment income	1.33 [6]	0.92	1.75	1.28	1.11	0.93
Portfolio turnover (%)	13	23	24	38	21	21

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$17.14	$19.23	$15.56	$15.87	$15.88	$14.44
Net investment income[2]	0.05	0.04	0.19	0.09	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.81	(0.62)	4.66	(0.36)	(0.07)	1.42
Total from investment operations	0.86	(0.58)	4.85	(0.27)	(0.01)	1.44
Less distributions
From net investment income	—	(0.29)	(0.03)	(0.04)	—	—
From net realized gain	(1.08)	(1.22)	(1.15)	—	—	—
Total distributions	(1.08)	(1.51)	(1.18)	(0.04)	—	—
Net asset value, end of period	$16.92	$17.14	$19.23	$15.56	$15.87	$15.88
Total return (%)[3,4]	6.01 [5]	(3.47)	31.98	(1.65)	(0.13)	9.97
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$4	$5	$8	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96 [6]	1.95	1.95	1.96	1.99	2.11
Expenses including reductions	1.95 [6]	1.94	1.94	1.95	1.98	2.10
Net investment income	0.61 [6]	0.20	1.04	0.59	0.36	0.11
Portfolio turnover (%)	13	23	24	38	21	21

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$17.17	$19.26	$15.59	$15.90	$15.90	$14.45
Net investment income[2]	0.05	0.04	0.19	0.09	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.81	(0.62)	4.66	(0.36)	(0.06)	1.42
Total from investment operations	0.86	(0.58)	4.85	(0.27)	—	1.45
Less distributions
From net investment income	—	(0.29)	(0.03)	(0.04)	—	—
From net realized gain	(1.08)	(1.22)	(1.15)	—	—	—
Total distributions	(1.08)	(1.51)	(1.18)	(0.04)	—	—
Net asset value, end of period	$16.95	$17.17	$19.26	$15.59	$15.90	$15.90
Total return (%)[3,4]	6.00 [5]	(3.46)	31.92	(1.65)	(0.06)	10.03
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$30	$43	$39	$42	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96 [6]	1.95	1.95	1.96	1.95	2.02
Expenses including reductions	1.95 [6]	1.94	1.94	1.95	1.95	2.01
Net investment income	0.60 [6]	0.21	1.03	0.57	0.39	0.21
Portfolio turnover (%)	13	23	24	38	21	21

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$18.98	$21.14	$16.98	$16.93
Net investment income[3]	0.14	0.24	0.39	0.02
Net realized and unrealized gain (loss) on investments	0.89	(0.69)	5.12	0.03
Total from investment operations	1.03	(0.45)	5.51	0.05
Less distributions
From net investment income	(0.18)	(0.49)	(0.20)	—
From net realized gain	(1.08)	(1.22)	(1.15)	—
Total distributions	(1.26)	(1.71)	(1.35)	—
Net asset value, end of period	$18.75	$18.98	$21.14	$16.98
Total return (%)[4]	6.58 [5]	(2.57)	33.34	0.30 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$47	$41	$39	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97 [6]	0.96	0.94	1.00 [6]
Expenses including reductions	0.96 [6]	0.95	0.93	0.99 [6]
Net investment income	1.60 [6]	1.18	1.97	0.68 [6]
Portfolio turnover (%)	13	23	24	38 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$18.99	$21.14	$19.58
Net investment income[3]	0.15	0.29	0.05
Net realized and unrealized gain (loss) on investments	0.89	(0.71)	1.51
Total from investment operations	1.04	(0.42)	1.56
Less distributions
From net investment income	(0.20)	(0.51)	—
From net realized gain	(1.08)	(1.22)	—
Total distributions	(1.28)	(1.73)	—
Net asset value, end of period	$18.75	$18.99	$21.14
Total return (%)[4]	6.64 [5]	(2.42)	7.97 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$— [6]	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [7]	0.85	0.85 [7]
Expenses including reductions	0.85 [7]	0.84	0.84 [7]
Net investment income	1.70 [7]	1.44	1.54 [7]
Portfolio turnover (%)	13	23	24 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$18.98	$21.14	$16.99	$17.33	$17.31	$15.66
Net investment income[2]	0.15	0.27	0.42	0.28	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.91	(0.70)	5.10	(0.38)	(0.08)	1.54
Total from investment operations	1.06	(0.43)	5.52	(0.10)	0.19	1.77
Less distributions
From net investment income	(0.21)	(0.51)	(0.22)	(0.24)	(0.17)	(0.12)
From net realized gain	(1.08)	(1.22)	(1.15)	—	—	—
Total distributions	(1.29)	(1.73)	(1.37)	(0.24)	(0.17)	(0.12)
Net asset value, end of period	$18.75	$18.98	$21.14	$16.99	$17.33	$17.31
Total return (%)[3]	6.66 [4]	(2.41)	33.38	(0.54)	1.08	11.40
Ratios and supplemental data
Net assets, end of period (in millions)	$409	$463	$532	$524	$769	$732
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [5]	0.84	0.83	0.83	0.81	0.83
Expenses including reductions	0.84 [5]	0.83	0.83	0.82	0.80	0.82
Net investment income	1.73 [5]	1.30	2.14	1.73	1.55	1.36
Portfolio turnover (%)	13	23	24	38	21	21

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       24

for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary
Hotels, restaurants and leisure	$5,105,109	$5,105,109	—	—
Financials
Banks	390,974,106	365,384,284	$25,589,822	—
Capital markets	56,337,704	48,551,543	7,786,161	—
Consumer finance	31,032,795	31,032,795	—	—
Diversified financial services	39,213,512	33,155,902	6,057,610	—
Insurance	123,384,440	121,740,892	1,643,548	—
Thrifts and mortgage finance	10,736,629	10,736,629	—	—

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       25

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology
IT services	27,647,705	27,647,705	—	—
Real estate
Equity real estate investment trusts	26,697,255	21,425,204	$5,272,051	—
Real estate management and development	4,477,525	—	4,477,525	—
Convertible bonds	3,997,364	—	3,997,364	—
Securities lending collateral	369,600	$369,600	—	—
Short-term investments	16,657,000	—	16,657,000	—
Total investments in securities	$736,630,744	$665,149,663	$71,481,081	—
Derivatives:
Assets
Forward foreign currency contracts	$619,402	—	$619,402	—
Liabilities
Forward foreign currency contracts	(86,921)	—	(86,921)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       26

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash or securities as collateral from the borrower in an amount not less than the market value of the loaned securities. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The fund will invest cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2019, the fund loaned common stocks valued at $356,488 and received $369,600 of cash collateral.

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       27

on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities.  Investment income is recorded net of foreign withholding taxes.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $1,604.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       28

a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, partnerships, wash sale loss deferrals, and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $61.0 million to $123.8 million, as measured at each quarter end.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       29

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at April 30, 2019 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$619,402	($86,921)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - net realized gain (loss) on:
Risk	Forward foreign currency contracts
Foreign currency	$2,212,396

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2019:

Statement of operations location - change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Foreign currency	($965,874)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund's aggregate

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       30

average daily net assets, (c) 0.750% of the next $500 million of the fund's aggregate average daily net assets; and (d) 0.725% of the fund's aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$9,447	Class R6	$22
Class B	85	Class NAV	16,010
Class C	991	Total	$28,204
Class I	1,649

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       31

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $33,945 for the six months ended April 30, 2019. Of this amount, $5,382 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $27,420 was paid as sales commissions to broker-dealers and $1,143 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $484, $183 and $1,144 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$351,838	$144,528
Class B	11,622	1,306
Class C	134,957	15,162
Class I	—	28,852
Class R6	—	39
Total	$498,417	$189,887

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       32

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	334,851	$5,667,357	962,331	$19,680,927
Distributions reinvested	953,547	15,437,919	1,180,166	23,556,113
Repurchased	(1,721,797)	(29,735,594)	(3,706,501)	(75,214,909)
Net decrease	(433,399)	$(8,630,318)	(1,564,004)	$(31,977,869)
Class B shares
Sold	261	$4,192	2,515	$47,122
Distributions reinvested	10,963	160,389	17,297	313,763
Repurchased	(45,995)	(730,435)	(91,352)	(1,693,612)
Net decrease	(34,771)	$(565,854)	(71,540)	$(1,332,727)
Class C shares
Sold	199,558	$2,985,313	203,252	$3,744,252
Distributions reinvested	99,135	1,453,321	152,146	2,766,022
Repurchased	(429,074)	(6,729,508)	(823,988)	(15,244,727)
Net decrease	(130,381)	$(2,290,874)	(468,590)	$(8,734,453)
Class I shares
Sold	1,009,200	$15,959,390	946,455	$19,496,276
Distributions reinvested	144,864	2,339,555	142,645	2,841,483
Repurchased	(843,483)	(14,718,540)	(768,480)	(15,594,012)
Net increase	310,581	$3,580,405	320,620	$6,743,747
Class R6 shares
Sold	27,995	$511,457	22,345	$452,561
Distributions reinvested	1,775	28,653	—	—
Repurchased	(2,916)	(55,846)	—	—
Net increase	26,854	$484,264	22,345	$452,561
Class NAV shares
Sold	30,130	$580,154	1,335,650	$26,449,694
Distributions reinvested	1,898,993	30,649,755	2,128,127	42,371,018
Repurchased	(4,477,863)	(82,059,641)	(4,243,635)	(88,137,879)
Net decrease	(2,548,740)	$(50,829,732)	(779,858)	$(19,317,167)
Total net decrease	(2,809,856)	$(58,252,109)	(2,541,027)	$(54,165,908)

Affiliates of the fund owned 100% and 100% of shares of Class R6 and Class NAV shares, respectively, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       33

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $96,994,220 and $212,927,707, respectively, for the six months ended April 30, 2019.

Note 8 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2019, funds within the John Hancock group of funds complex held 54.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	19.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.2%

Note 10 — Investment in affiliated underlying funds

The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	1,803,555	8,287,836	(10,054,458)	36,933	—	—	($1,915)	$3,448	$369,600
*Refer to the Securities lending note within Note 2 for details regarding this investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       34

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Susan A. Curry
Ryan P. Lentell, CFA
Lisa A. Welch

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       35

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF837953	70SA 4/19 6/19

John Hancock

Regional Bank Fund

Semiannual report 4/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

The six months ended April 30, 2019, were a study in contrasts. The final months of 2018 were very volatile; the markets lost ground as fears of slowing economic growth, mounting trade tensions between the United States and China, and a pullback in oil prices spooked investors. Many of those fears were quelled as favorable earnings reports, early signs of progress with the China trade dispute, and signals from the U.S. Federal Reserve (Fed) that interest-rate hikes were on hold sparked a market rebound during the first four months of 2019. Subsequent to period end, however, we saw reignited trade tensions with China and Mexico partially offset by more dovish comments on interest rates from the Fed.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

Table of contents

2	Your fund at a glance
3	Portfolio Summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
27	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       1

Your fund at a glance

INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/19 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       2

Portfolio summary

TOP 10 HOLDINGS AS OF 4/30/19 (%)

Citizens Financial Group, Inc.	3.4
KeyCorp	3.4
SunTrust Banks, Inc.	3.3
M&T Bank Corp.	3.2
Bank of America Corp.	3.2
Fifth Third Bancorp	3.2
Comerica, Inc.	3.2
Regions Financial Corp.	3.0
JPMorgan Chase & Co.	2.9
The PNC Financial Services Group, Inc.	2.8
TOTAL	31.6
As a percentage of net assets.
Cash and cash equivalents are not included.

INDUSTRY COMPOSITION AS OF 4/30/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  APRIL 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-11.40	10.60	13.69	-3.27	65.45	260.90
Class B	-11.94	10.70	13.64	-3.51	66.22	259.03
Class C	-8.27	10.96	13.49	0.48	68.22	254.32
Class I1,2	-6.44	11.92	14.37	1.96	75.59	282.91
Class R6[1,2]	-6.37	11.89	14.35	1.98	75.34	282.37
Index 1†	1.45	11.46	14.52	5.50	72.03	287.83
Index 2†	13.49	11.63	15.32	9.76	73.32	316.02

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until June 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.22	1.92	1.92	0.93	0.82
Net (%)	1.21	1.91	1.91	0.92	0.81

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-09	35,903	35,903	38,783	41,602
Class C3	4-30-09	35,432	35,432	38,783	41,602
Class I1,2	4-30-09	38,291	38,291	38,783	41,602
Class R6[1,2]	4-30-09	38,237	38,237	38,783	41,602

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors as described in the fund's prospectus.
2	Class I shares were first offered on 9/9/16; Class R6 shares were first offered on 8/30/17. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2018, with the same investment held until April 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2018	Ending value on 4-30-2019	Expenses paid during period ended 4-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.00	$6.10	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class B	Actual expenses/actual returns	1,000.00	1,014.90	9.59	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class C	Actual expenses/actual returns	1,000.00	1,014.80	9.59	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	1,019.60	4.71	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,019.80	4.11	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

Fund’s investments
AS OF 4-30-19 (unaudited)
	Shares	Value
Common stocks 99.7%		$2,093,840,568
(Cost $1,493,996,294)
Financials 99.7%		2,093,840,568
Banks 95.4%
1st Source Corp.	230,148	10,777,831
American Business Bank (A)	183,085	6,636,850
Ameris Bancorp	607,806	22,160,607
Atlantic Capital Bancshares, Inc. (A)	436,044	7,604,607
Bank of America Corp.	2,227,362	68,112,730
Bank of Commerce Holdings	223,164	2,414,634
Bank of Hawaii Corp.	290,100	23,898,438
Bank of Marin Bancorp	225,214	9,537,813
Bar Harbor Bankshares	285,809	7,511,061
Baycom Corp. (A)	251,285	5,792,119
Berkshire Hills Bancorp, Inc.	684,783	20,536,642
BOK Financial Corp.	369,831	32,227,073
Bryn Mawr Bank Corp.	504,081	19,200,445
Business First Bancshares, Inc.	122,109	3,107,674
Cadence Bancorp	1,118,594	25,448,014
California Bancorp, Inc. (A)	60,262	1,116,354
California Bancorp, Inc. (A)	68,046	1,292,874
Cambridge Bancorp	21,711	1,820,467
Camden National Corp.	157,404	6,922,628
Carolina Financial Corp.	138,742	5,007,199
CenterState Bank Corp.	253,935	6,267,116
Chemical Financial Corp.	702,101	30,843,297
Citizens Financial Group, Inc.	1,972,476	71,403,628
City Holding Company	94,816	7,526,494
Civista Bancshares, Inc.	364,956	8,029,032
Coastal Financial Corp. (A)	282,234	4,501,632
Columbia Banking System, Inc.	720,127	27,033,568
Comerica, Inc.	848,136	66,655,008
County Bancorp, Inc.	86,578	1,552,344
Cullen/Frost Bankers, Inc.	453,301	46,096,179
DNB Financial Corp.	30,227	1,238,702
Eagle Bancorp Montana, Inc.	145,598	2,475,166
East West Bancorp, Inc.	463,410	23,856,347
Equity Bancshares, Inc., Class A (A)	305,654	8,026,474
Evans Bancorp, Inc.	125,899	4,625,529
Fifth Third Bancorp	2,331,500	67,193,830
First Bancorp, Inc.	142,186	3,812,007
First Business Financial Services, Inc.	196,522	4,525,902
First Citizens BancShares, Inc., Class A	24,070	10,789,378
8	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Community Corp.	223,238	$4,194,642
First Financial Bancorp	960,259	24,102,501
First Hawaiian, Inc.	938,877	25,959,949
First Horizon National Corp.	2,156,164	32,536,515
First Merchants Corp.	500,710	18,361,036
First Mid-Illinois Bancshares, Inc.	85,631	2,953,413
Flushing Financial Corp.	276,887	6,257,646
FNB Corp.	1,645,330	19,957,853
German American Bancorp, Inc.	314,181	9,378,303
Glacier Bancorp, Inc.	335,994	14,309,984
Great Southern Bancorp, Inc.	107,898	6,252,689
Great Western Bancorp, Inc.	527,804	18,562,867
Hancock Whitney Corp.	828,458	36,236,753
Heritage Commerce Corp.	984,302	12,323,461
Heritage Financial Corp.	284,216	8,603,218
Horizon Bancorp, Inc.	966,412	15,723,523
Howard Bancorp, Inc. (A)	429,828	6,460,315
Huntington Bancshares, Inc.	3,215,835	44,764,423
Independent Bank Corp. (MA)	443,480	35,580,400
Independent Bank Corp. (MI)	207,730	4,472,427
JPMorgan Chase & Co.	519,474	60,284,958
KeyCorp	4,050,314	71,083,011
Level One Bancorp, Inc.	193,489	4,792,723
M&T Bank Corp.	400,760	68,157,253
Mackinac Financial Corp.	318,194	4,992,464
MidWestOne Financial Group, Inc.	133,518	3,762,537
MutualFirst Financial, Inc.	186,089	5,562,200
Nicolet Bankshares, Inc. (A)	111,871	6,829,725
Northrim Bancorp, Inc.	114,893	4,077,553
Old National Bancorp	1,877,850	32,073,678
Old Second Bancorp, Inc.	616,574	8,169,606
Pacific Premier Bancorp, Inc.	778,743	22,638,059
PacWest Bancorp	591,478	23,392,955
Park National Corp.	181,280	17,707,430
Peoples Bancorp, Inc.	253,554	8,286,145
Pinnacle Financial Partners, Inc.	872,157	50,646,157
Presidio Bank (A)	172,559	4,334,682
QCR Holdings, Inc.	194,743	6,662,158
Regions Financial Corp.	4,013,995	62,337,342
Renasant Corp.	536,988	19,471,185
SB Financial Group, Inc.	62,321	1,140,474
Shore Bancshares, Inc.	246,684	3,905,008
South State Corp.	278,939	21,104,525
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Southern First Bancshares, Inc. (A)	214,558	$7,897,880
Stock Yards Bancorp, Inc.	390,845	13,425,526
SunTrust Banks, Inc.	1,067,667	69,910,835
SVB Financial Group (A)	187,014	47,075,164
Synovus Financial Corp.	813,550	29,987,453
The Community Financial Corp.	144,637	4,428,785
The First Bancshares, Inc.	174,541	5,389,826
The First of Long Island Corp.	77,802	1,810,453
The PNC Financial Services Group, Inc.	428,045	58,612,202
Towne Bank	213,898	5,578,460
TriCo Bancshares	621,963	24,822,543
U.S. Bancorp	1,030,085	54,924,132
Union Bankshares Corp.	779,520	28,452,480
United Bankshares, Inc.	168,338	6,605,583
Washington Trust Bancorp, Inc.	278,308	14,419,137
Western Alliance Bancorp (A)	779,134	37,227,023
Zions Bancorp NA	1,163,269	57,384,060
Thrifts and mortgage finance 4.3%
Citizens Community Bancorp, Inc.	314,070	3,693,463
First Defiance Financial Corp.	520,150	15,349,627
OP Bancorp	391,274	3,685,801
Provident Financial Holdings, Inc.	168,339	3,408,865
Provident Financial Services, Inc.	318,118	8,436,489
Southern Missouri Bancorp, Inc.	301,269	10,107,575
United Community Financial Corp.	1,079,709	9,944,120
Westbury Bancorp, Inc. (A)	139,790	3,354,960

WSFS Financial Corp.	739,386	31,926,687
Preferred securities 0.1%		$2,261,954
(Cost $1,378,896)
Financials 0.1%		2,261,954
Banks 0.1%
SB Financial Group, Inc., 6.500%	124,900	2,261,954

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2%				$2,983,000
(Cost $2,983,000)
U.S. Government Agency 0.1%				655,000
Federal Agricultural Mortgage Corp. Discount Note	2.351	05-01-19	291,000	291,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	364,000	364,000

10	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.1%		2,328,000

Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $2,328,175 on 5-1-19, collateralized by $2,351,647 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $2,374,834, including interest)	2,328,000	2,328,000

Total investments (Cost $1,498,358,190) 100.0%	$2,099,085,522
Other assets and liabilities, net 0.0%	850,496
Total net assets 100.0%	$2,099,936,018

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-19, the aggregate cost of investments for federal income tax purposes was $1,499,675,026. Net unrealized appreciation aggregated to $599,410,496, of which $623,142,589 related to gross unrealized appreciation and $23,732,093 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,498,358,190)	$2,099,085,522
Cash	48,810
Dividends and interest receivable	1,640,396
Receivable for fund shares sold	1,966,313
Receivable for investments sold	4,847,402
Other assets	133,113
Total assets	2,107,721,556
Liabilities
Payable for fund shares repurchased	6,688,433
Payable to affiliates
Accounting and legal services fees	162,086
Transfer agent fees	198,221
Distribution and service fees	433,293
Trustees' fees	1,337
Other liabilities and accrued expenses	302,168
Total liabilities	7,785,538
Net assets	$2,099,936,018
Net assets consist of
Paid-in capital	$1,481,721,455
Total distributable earnings (loss)	618,214,563
Net assets	$2,099,936,018

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($959,194,580 ÷ 36,652,778 shares)[1]	$26.17
Class B ($3,596,604 ÷ 145,100 shares)[1]	$24.79
Class C ($242,394,895 ÷ 9,759,275 shares)[1]	$24.84
Class I ($890,092,275 ÷ 34,016,157 shares)	$26.17
Class R6 ($4,657,664 ÷ 177,955 shares)	$26.17
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$27.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  4-30-19 (unaudited)

Investment income
Dividends	$29,932,940
Interest	208,885
Total investment income	30,141,825
Expenses
Investment management fees	8,203,614
Distribution and service fees	2,733,256
Accounting and legal services fees	264,306
Transfer agent fees	1,300,471
Trustees' fees	22,909
Custodian fees	153,535
State registration fees	91,470
Printing and postage	94,413
Professional fees	44,334
Other	30,188
Total expenses	12,938,496
Less expense reductions	(80,083)
Net expenses	12,858,413
Net investment income	17,283,412
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	17,647,548
17,647,548
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(26,367,566)
(26,367,566)
Net realized and unrealized loss	(8,720,018)
Increase in net assets from operations	$8,563,394

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-19 (unaudited)	Year ended 10-31-18
Increase (decrease) in net assets
From operations
Net investment income	$17,283,412	$18,155,742
Net realized gain	17,647,548	18,995,999
Change in net unrealized appreciation (depreciation)	(26,367,566)	(154,771,571)
Increase (decrease) in net assets resulting from operations	8,563,394	(117,619,830)
Distributions to shareholders
From net investment income and net realized gain
Class A	(14,461,117)	(23,925,041)
Class B	(55,178)	(128,507)
Class C	(3,075,636)	(3,738,516)
Class I	(16,153,002)	(16,536,231)
Class R6	(78,490)	(42,029)
Total distributions	(33,823,423)	(44,370,324)
From fund share transactions	(354,316,863)	753,436,299
Total increase (decrease)	(379,576,892)	591,446,145
Net assets
Beginning of period	2,479,512,910	1,888,066,765
End of period	$2,099,936,018	$2,479,512,910
14	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$26.12	$27.34	$20.88	$19.55	$19.58	$18.36
Net investment income[2]	0.19	0.22	0.15	0.16	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.23	(0.85)	7.08	2.10	1.27	2.39
Total from investment operations	0.42	(0.63)	7.23	2.26	1.38	2.48
Less distributions
From net investment income	(0.18)	(0.21)	(0.14)	(0.16)	(0.11)	(0.08)
From net realized gain	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)	(1.18)
Total distributions	(0.37)	(0.59)	(0.77)	(0.93)	(1.41)	(1.26)
Net asset value, end of period	$26.17	$26.12	$27.34	$20.88	$19.55	$19.58
Total return (%)[3,4]	1.80 [5]	(2.46)	34.96	12.08	7.66	14.14
Ratios and supplemental data
Net assets, end of period (in millions)	$959	$1,066	$1,120	$769	$684	$663
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23 [6]	1.22	1.24	1.28	1.27	1.29
Expenses including reductions	1.22 [6]	1.21	1.24	1.27	1.26	1.28
Net investment income	1.53 [6]	0.76	0.57	0.84	0.58	0.48
Portfolio turnover (%)	3	3	4	11	13	16

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

CLASS B SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$24.74	$25.93	$19.86	$18.64	$18.75	$17.68
Net investment income (loss)[2]	0.10	0.02	(0.03)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.23	(0.81)	6.73	1.99	1.21	2.29
Total from investment operations	0.33	(0.79)	6.70	2.02	1.19	2.25
Less distributions
From net investment income	(0.09)	(0.02)	— [3]	(0.03)	— [3]	—
From net realized gain	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)	(1.18)
Total distributions	(0.28)	(0.40)	(0.63)	(0.80)	(1.30)	(1.18)
Net asset value, end of period	$24.79	$24.74	$25.93	$19.86	$18.64	$18.75
Total return (%)[4,5]	1.49 [6]	(3.15)	34.01	11.28	6.94	13.30
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$9	$10	$14	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [7]	1.92	1.94	1.98	1.97	1.98
Expenses including reductions	1.92 [7]	1.91	1.94	1.97	1.96	1.98
Net investment income (loss)	0.86 [7]	0.07	(0.12)	0.16	(0.11)	(0.21)
Portfolio turnover (%)	3	3	4	11	13	16

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16	10-31-15	10-31-14
Per share operating performance
Net asset value, beginning of period	$24.79	$25.98	$19.90	$18.67	$18.78	$17.70
Net investment income (loss)[2]	0.10	0.02	(0.03)	0.02	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.23	(0.81)	6.74	2.01	1.21	2.30
Total from investment operations	0.33	(0.79)	6.71	2.03	1.19	2.26
Less distributions
From net investment income	(0.09)	(0.02)	— [3]	(0.03)	— [3]	—
From net realized gain	(0.19)	(0.38)	(0.63)	(0.77)	(1.30)	(1.18)
Total distributions	(0.28)	(0.40)	(0.63)	(0.80)	(1.30)	(1.18)
Net asset value, end of period	$24.84	$24.79	$25.98	$19.90	$18.67	$18.78
Total return (%)[4,5]	1.48 [6]	(3.14)	33.99	11.31	6.93	13.35
Ratios and supplemental data
Net assets, end of period (in millions)	$242	$283	$237	$107	$88	$65
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93 [7]	1.92	1.94	1.98	1.97	1.99
Expenses including reductions	1.92 [7]	1.91	1.93	1.97	1.97	1.98
Net investment income (loss)	0.84 [7]	0.06	(0.13)	0.14	(0.13)	(0.22)
Portfolio turnover (%)	3	3	4	11	13	16

[1]	Six months ended 4-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

CLASS I SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17	10-31-16 [2]
Per share operating performance
Net asset value, beginning of period	$26.12	$27.34	$20.87	$20.53
Net investment income[3]	0.23	0.30	0.22	0.02
Net realized and unrealized gain (loss) on investments	0.23	(0.85)	7.10	0.38
Total from investment operations	0.46	(0.55)	7.32	0.40
Less distributions
From net investment income	(0.22)	(0.29)	(0.22)	(0.06)
From net realized gain	(0.19)	(0.38)	(0.63)	—
Total distributions	(0.41)	(0.67)	(0.85)	(0.06)
Net asset value, end of period	$26.17	$26.12	$27.34	$20.87
Total return (%)[4]	1.96 [5]	(2.18)	35.41	1.95 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$890	$1,120	$523	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95 [6]	0.93	0.93	1.02 [6]
Expenses including reductions	0.94 [6]	0.92	0.92	1.02 [6]
Net investment income	1.84 [6]	1.05	0.87	0.55 [6]
Portfolio turnover (%)	3	3	4	11 [7]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
18	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-19 [1]	10-31-18	10-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$26.13	$27.34	$24.81
Net investment income[3]	0.24	0.32	0.04
Net realized and unrealized gain (loss) on investments	0.22	(0.83)	2.57
Total from investment operations	0.46	(0.51)	2.61
Less distributions
From net investment income	(0.23)	(0.32)	(0.08)
From net realized gain	(0.19)	(0.38)	—
Total distributions	(0.42)	(0.70)	(0.08)
Net asset value, end of period	$26.17	$26.13	$27.34
Total return (%)[4]	1.98 [5]	(2.05)	10.52 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [7]	0.82	0.84 [7]
Expenses including reductions	0.82 [7]	0.81	0.83 [7]
Net investment income	1.95 [7]	1.14	0.91 [7]
Portfolio turnover (%)	3	3	4 [8]

[1]	Six months ended 4-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10.31.17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       20

securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$2,003,932,981	$2,002,816,627	$1,116,354	—
Thrifts and mortgage finance	89,907,587	89,907,587	—	—
Preferred securities	2,261,954	—	2,261,954	—
Short-term investments	2,983,000	—	2,983,000	—
Total investments in securities	$2,099,085,522	$2,092,724,214	$6,361,308	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2019 were $2,670.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31,2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       22

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund's average daily net assets; (b) 0.750% of the next $500 million of the fund's average daily net assets; (c) 0.735% of the next $1 billion of the fund's average daily net assets; and (d) 0.725% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2019, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       23

For the six months ended April 30, 2019, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$35,419	Class I	$35,048
Class B	160	Class R6	173
Class C	9,283	Total	$80,083

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2019 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $648,646 for the six months ended April 30, 2019. Of this amount, $104,102 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $543,923 was paid as sales commissions to broker-dealers and $621 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2019, CDSCs received by the Distributor amounted to $39,499, $130 and $60,596 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       24

Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2019 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,446,715	$541,910
Class B	21,865	2,458
Class C	1,264,676	142,103
Class I	—	613,678
Class R6	—	322
Total	$2,733,256	$1,300,471

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2019 and for the year ended October 31, 2018 were as follows:

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,700,165	$42,418,683	10,734,541	$309,779,670
Distributions reinvested	576,503	13,326,579	785,238	22,072,405
Repurchased	(6,442,632)	(159,088,230)	(11,658,412)	(333,915,962)
Net decrease	(4,165,964)	$(103,342,968)	(138,633)	$(2,063,887)
Class B shares
Sold	1,189	$28,883	12,175	$336,358
Distributions reinvested	2,401	52,518	4,579	120,887
Repurchased	(69,266)	(1,651,920)	(159,993)	(4,348,013)
Net decrease	(65,676)	$(1,570,519)	(143,239)	$(3,890,768)
Class C shares
Sold	623,432	$14,630,422	4,459,019	$122,387,161
Distributions reinvested	127,127	2,788,107	126,954	3,360,459
Repurchased	(2,404,597)	(55,813,633)	(2,275,759)	(62,048,090)
Net increase (decrease)	(1,654,038)	$(38,395,104)	2,310,214	$63,699,530

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       25

		Six months ended 4-30-19		Year ended 10-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	8,365,012	$208,583,951	30,848,415	$890,705,960
Distributions reinvested	625,882	14,462,945	507,509	14,384,242
Repurchased	(17,868,087)	(433,774,664)	(7,576,314)	(214,837,088)
Net increase (decrease)	(8,877,193)	$(210,727,768)	23,779,610	$690,253,114
Class R6 shares
Sold	40,784	$1,073,179	194,419	$5,631,820
Distributions reinvested	3,396	78,489	1,423	40,972
Repurchased	(55,944)	(1,432,172)	(8,138)	(234,482)
Net increase (decrease)	(11,764)	$(280,504)	187,704	$5,438,310
Total net increase (decrease)	(14,774,635)	$(354,316,863)	25,995,656	$753,436,299

Affiliates of the fund owned 30% of shares of Class R6 shares, on April 30, 2019. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $64,099,211 and $392,279,838, respectively, for the six months ended April 30, 2019.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates regulatory and market impacts.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       26

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Susan A. Curry
Ryan P. Lentell, CFA
Lisa A. Welch

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       27

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF838003	01SA 4/19 6/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 21, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 21, 2019